Other Current Liablities	12 Months Ended
Dec. 31, 2016
Other Current Liablities [Abstract]
OTHER CURRENT LIABLITIES
NOTE 5:-	OTHER CURRENT LIABLITIES

	December 31,
	2015	2016

Provision for professional fees	$443,695	$254,430
Grants received in advance	115,062	299,421
Provision for legal claims	40,000	40,000
Other	35,593	20,332

	$634,350	$614,183